SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 12, 2023, the date that the financial statements were available to be issued. Based upon this review, except as noted below, the Company did not identify any other subsequent events that would have required adjustment to or disclosure in the financial statements.

On April 21,2023, the Sponsor issued an unsecured promissory note to the Company (the “April 21 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. This April 21 Promissory Note was non-interest bearing and payable on the earlier of (i) fifteen (15) months from the closing of the Company’s initial public offering (the “IPO”) (or such later date as may be extended in accordance with the terms of the Company’s amended and restated memorandum and article of association) or (ii) the date on which the Company consummates an initial business combination.

On April 24,2023, the Sponsor issued an unsecured promissory note to the Company (the “April 24 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000. This April 24 Promissory Note was non-interest bearing and payable on the earlier of (i) fifteen (15) months from the closing of the Company’s IPO (or such later date as may be extended in accordance with the terms of the Company’s amended and restated memorandum and article of association) or (ii) the date on which the Company consummates an initial business combination.

On April 24, 2023, the Company notified Continental Stock Transfer & Trust Company of its intention to extend the period of time that the Company has to complete its initial business combination by an additional month, subject to the Sponsor or its affiliates or designees depositing $200,000 (the “Extension Deposit”) into the trust account. The Sponsor deposited the Extension Deposit into the trust and as a result the Termination Date was extended by one month until June 3, 2023.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 21, 2023, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment to or disclosure in the financial statements.